Earnings Per Share (Reconciliation Of PG&E Corporation's Income Available For Common Shareholders And Weighted Average Shares Of Common Stock Outstanding For Calculating Diluted EPS) (Details) (USD $)
In Millions, except Per Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Income available for common shareholders	$ 816	$ 844
Weighted average common shares outstanding, basic	424	401	382
Add Incremental Shares From Assumed conversions:
Employee share-based compensation	1	1
Weighted average common shares outstanding, diluted	425	402	392
Net earnings per common share, basic	$ 1.92	$ 2.1	$ 2.86
Total earnings per common share, diluted	$ 1.92	$ 2.1	$ 2.82